Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stock-Based Compensation
Stock-Based Compensation

(6)Stock-Based Compensation

The Company recorded stock-based compensation expense of $3.2 million and $3.1 million during the three months ended June 30, 2023 and 2022, respectively, and $6.3 million and $6.1 million during the six months ended June 30, 2023 and 2022, respectively. These amounts are included in selling, general and administrative expense in the condensed combined statements of operations.

Liberty — Incentive Plans

Liberty grants, to certain of its directors, employees and employees of Braves Holdings, restricted stock (“RSAs”), restricted stock units (“RSUs”) and stock options to purchase shares of Liberty Braves common stock (collectively, "Awards"). The Company measures the cost of employee services received in exchange for an equity classified Award (such as stock options, RSAs and RSUs) based on the grant-date fair value (“GDFV”) of the Award, and recognizes that cost over the period during which the employee is required to provide service (usually the vesting period of the Award). The Company measures the cost of employee services received in exchange for a liability classified Award based on the current fair value of the Award, and remeasures the fair value of the Award at each reporting date.

Pursuant to the Liberty Media Corporation 2022 Omnibus Incentive Plan (the “2022 Plan”), Liberty may grant Awards in respect of a maximum of 20.0 million shares of Series A, Series B and Series C Liberty Media Corporation common stock plus the shares remaining available for Awards under the prior Liberty Media Corporation 2017 Omnibus Incentive Plan (the “2017 Plan”), as of close of business on May 24, 2022, the effective date of the 2022 Plan. Any forfeited shares from the 2017 Plan shall also be available again under the 2022 Plan. Awards generally vest over 1-5 years and have a term of 7-10 years. Liberty issues new shares upon exercise of equity awards.

At the time of the Split-Off, the Awards were exchanged into RSAs, RSUs and stock options to purchase shares of Atlanta Braves Holdings common stock.

Liberty Braves — Grants of Awards

Liberty did not grant any options to purchase shares of Series A or Series B Liberty Braves common stock during the six months ended June 30, 2023.

In connection with his employment agreement, during the six months ended June 30, 2023, Liberty granted 31 thousand performance-based RSUs of Series C Liberty Braves common stock to its CEO. Such RSUs had a GDFV of $34.44 per share and cliff vest one year from the month of grant, subject to the satisfaction of certain performance objectives and based on an amount determined by Liberty’s compensation committee. Performance objectives, which are subjective, are considered in determining the timing and amount of compensation expense recognized. The Company assesses the probability of achieving the performance objectives each reporting period and as satisfaction of the performance objectives is deemed probable, the Company records the associated compensation expense.

The Company has calculated the GDFV for all of its equity classified awards using the Black-Scholes valuation model. The Company estimates the expected term of the options based on historical exercise and forfeiture data. The volatility used in the calculation for options is based on the historical volatility of Liberty Braves common stock and the implied volatility of publicly traded Liberty Braves options. The Company uses a zero dividend rate and the risk-free rate for Treasury Bonds with a term similar to that of the subject options.

Liberty Braves — Outstanding Awards

The following table presents the number and weighted average exercise price (“WAEP”) of options to purchase Liberty Braves common stock granted to certain officers, employees and directors, as well as the weighted average remaining life and aggregate intrinsic value of the options.

	Series C
			Weighted		Aggregate
			average		intrinsic
	Liberty Braves		remaining		value
	options (000’s)	WAEP	life		(in millions)
Outstanding at January 1, 2023	3,108	$26.17
Granted	3	$37.50
Exercised	(151)	$18.42
Forfeited/Cancelled	(4)	$22.75
Outstanding at June 30, 2023	2,956	$26.59	4.1	years	$39
Exercisable at June 30, 2023	1,356	$25.69	3.9	years	$19

As of June 30, 2023, there were no outstanding Series A or Series B options to purchase shares of Series A or Series B Liberty Braves common stock.

As of June 30, 2023, the total unrecognized compensation cost related to unvested Liberty Braves Awards was approximately $6.0 million. Such amount will be recognized in the Company’s condensed combined statements of operations over a weighted average period of approximately 1.2 years.

As of June 30, 2023, 3.0 million shares of Series C Liberty Braves common stock were reserved by Liberty for issuance under exercise privileges of outstanding stock options.

Liberty Braves — Exercises

The aggregate intrinsic value of all Series C Liberty Braves options exercised during the six months ended June 30, 2023 and 2022 was $2.3 million and $415 thousand, respectively.

Liberty Braves — RSAs and RSUs

Liberty had approximately 203 thousand unvested RSAs and RSUs of Liberty Braves common stock held by certain directors, officers and employees of Liberty as of June 30, 2023. These Series A and Series C unvested RSAs and RSUs of Liberty Braves common stock had a weighted average GDFV of $32.94 per share.

The aggregate fair value of all RSAs and RSUs of Liberty Braves common stock that vested during the six months ended June 30, 2023 and 2022 was $753 thousand and $1.3 million, respectively.

(9)Stock-Based Compensation

Liberty Media — Incentive Plans

Liberty Media grants, to certain of its directors, employees and employees of Braves Holdings, restricted stock (“RSAs”), restricted stock units (“RSUs”) and stock options to purchase shares of Liberty Braves common stock (collectively, "Awards"). The Company measures the cost of employee services received in exchange for an equity classified Award (such as stock options and restricted stock) based on the grant-date fair value (“GDFV”) of the Award, and recognizes that cost over the period during which the employee is required to provide service (usually the vesting period of the Award). The Company measures the cost of employee services received in exchange for a liability classified Award based on the current fair value of the Award, and remeasures the fair value of the Award at each reporting date.

Pursuant to the Liberty Media Corporation 2022 Omnibus Incentive Plan (the “2022 Plan”), Liberty Media may grant Awards in respect of a maximum of 20.0 million shares of Series A, Series B and Series C Liberty Media Corporation common stock plus the shares remaining available for Awards under the prior Liberty Media Corporation 2017 Omnibus Incentive Plan (the “2017 Plan”), as of close of business on May 24, 2022, the effective date of the 2022 Plan. Any forfeited shares from the 2017 Plan shall also be available again under the 2022 Plan. Awards generally vest over 1-5 years and have a term of 7-10 years. Liberty Media issues new shares upon exercise of equity awards.

At the time of the Split-Off, the Awards are expected to be exchanged into RSAs, RSUs and stock options to purchase shares of Atlanta Braves Holdings common stock.

Liberty Braves — Grants of Awards

Options granted in 2022 and 2021 are summarized as follows:

	Years ended December 31,
	2022		2021
	Options	Weighted	Options	Weighted
	granted	average	granted	average
	(000’s)	GDFV	(000’s)	GDFV
Series C Liberty Braves common stock, Liberty Media employees and directors(1)	10	$12.40	23	$9.93
Series C Liberty Braves common stock, Liberty Media CEO(2)	95	$9.16	—	$—
(1)	Mainly vests between two and three years for employees and in one year for directors.
(2)	Grant made in March 2022 cliff vested in December 2022.

In addition to the stock option grant to the Liberty Media CEO, and in connection with his employment agreement, during the year ended December 31, 2021, Liberty Media granted 31 thousand performance-based RSUs of Series C Liberty Braves common stock to its CEO. Such RSUs had a GDFV of $31.24 per share. These performance-based RSUs cliff vested one year from the month of grant, subject to the satisfaction of certain performance objectives and based on an amount determined by the compensation committee. Performance objectives, which are subjective, are considered in determining the timing and amount of the compensation expense recognized. The Company assesses the probability of achieving the performance objectives each reporting period and as satisfaction of the performance objectives is deemed probable, the Company records the associated compensation expense.

During the years ended December 31, 2022 and 2021, Liberty Media granted 138 thousand and 149 thousand RSUs, respectively, to employees of Braves Holdings. Such RSUs had a GDFV of $32.76 per share and $27.89 per share, respectively, and cliff vested one year from the month of grant.

Liberty Media did not grant any options to purchase shares of Series A or Series B Liberty Braves common stock during the years ended December 31, 2022 and 2021.

The Company has calculated the GDFV for all of its equity classified awards using the Black-Scholes valuation model. The Company estimates the expected term of the Awards based on historical exercise and forfeiture data. For grants made in 2022 and 2021, the range of expected terms was 5.5 to 5.6 years. The volatility used in the calculation for Awards is based on the historical volatility of Liberty Braves common stock and the implied volatility of publicly traded Liberty Braves options. For grants made in 2022 and 2021, the range of volatilities was 33.3% to 35.0%. The Company uses a zero dividend rate and the risk-free rate for Treasury Bonds with a term similar to that of the subject options.

Liberty Braves — Outstanding Awards

The following table presents the number and weighted average exercise price (“WAEP”) of options to purchase Liberty Braves common stock granted to certain officers, employees and directors, as well as the weighted average remaining life and aggregate intrinsic value of the options.

	Series C
			Weighted		Aggregate
			average		intrinsic
	Liberty Braves		remaining		value
	Options (000’s)	WAEP	life		(in millions)
Outstanding at January 1, 2022	3,125	$25.86
Granted	105	$26.20
Exercised	(122)	$18.12
Forfeited/Cancelled	—	$—
Outstanding at December 31, 2022	3,108	$26.17	4.4	years	$19
Exercisable at December 31, 2022	1,493	$24.92	3.9	years	$11

As of December 31, 2022, there were no outstanding Series A or Series B options to purchase shares of Series A or Series B Liberty Braves common stock.

As of December 31, 2022, the total unrecognized compensation cost related to unvested Liberty Braves Awards was approximately $11.7 million. Such amount will be recognized in the Company’s combined statements of operations over a weighted average period of approximately 1.5 years.

As of December 31, 2022, 3.1 million shares of Series C Liberty Braves common stock were reserved by Liberty Media for issuance under exercise privileges of outstanding stock options.

Liberty Braves — Exercises

The aggregate intrinsic value of all Series A and Series C Liberty Braves options exercised during the years ended December 31, 2022 and 2021 was $1.2 million and $4.2 million, respectively.

Liberty Braves — Restricted Stock and Restricted Stock Units

Liberty Media had approximately 178 thousand unvested RSAs and RSUs of Liberty Braves common stock held by certain directors, officers and employees as of December 31, 2022. These Series A and Series C unvested RSAs and RSUs of Liberty Braves common stock had a weighted average GDFV of $31.55 per share.

The aggregate fair value of all RSAs and RSUs of Liberty Braves common stock that vested during the years ended December 31, 2022 and 2021 was $6.4 million and $5.5 million, respectively.